Provisions - Summary of Social Security Contributions on Share Options (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	£ 4,349,386
Ending balance	2,973,367	£ 4,349,386
Current	332,014	274,000
Non-current	2,641,353	4,075,386
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Beginning balance	2,288,386	1,172,420	£ 141,311
Accretion of discount			7,293
Arising during the year		1,115,966	1,084,181
Released	(1,446,019)		(60,365)
Ending balance	842,367	2,288,386	1,172,420
Current	0	0	0
Non-current	£ 842,367	£ 2,288,386	£ 1,172,420